Leases - Maturities of lease liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 116
2027	97
2028	71
2029	50
2030 and thereafter	105
Total operating lease payments	439
Less: imputed interest	57
Present value of lease liabilities	$ 382	$ 383